Annual Fund Operating Expenses	Feb. 28, 2026
Vest US Large Cap 10% Buffer Strategies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.20%	[1]
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.95%	[1]
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.20%	[1]
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.95%	[1]
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Vest US Large Cap 20% Buffer Strategies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	1.20%	[2]
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	1.95%	[2]
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	1.20%	[2]
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[2]
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	0.70%	[2]
Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.62%)	[3]
Net Expenses (as a percentage of Assets)	1.20%	[3]
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	2.34%
Fee Waiver or Reimbursement	(0.39%)	[3]
Net Expenses (as a percentage of Assets)	1.95%	[3]
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.50%)	[3]
Net Expenses (as a percentage of Assets)	1.20%	[3]
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.47%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[3]
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.60%)	[3]
Net Expenses (as a percentage of Assets)	0.70%	[3]
Vest Bitcoin Strategy Managed Volatility Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Vest Bitcoin Strategy Managed Volatility Fund | Vest Bitcoin Strategy Managed Volatility Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.76%
Expenses (as a percentage of Assets)	2.26%
Fee Waiver or Reimbursement	(1.02%)	[4]
Net Expenses (as a percentage of Assets)	1.24%	[4]
Vest Bitcoin Strategy Managed Volatility Fund | Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(1.02%)	[4]
Net Expenses (as a percentage of Assets)	0.99%	[4]
Vest Bitcoin Strategy Managed Volatility Fund | Vest Bitcoin Strategy Managed Volatility Fund Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.77%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.88%)	[4]
Net Expenses (as a percentage of Assets)	0.89%	[4]

[1]	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2027. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2027 only by mutual written consent.

[2]	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2027. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2027 only by mutual written consent.

[3]	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2027. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2027 only by mutual written consent.

[4]	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.99% of the daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.89%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2027. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2027 only by mutual written consent.